Shareholder Report, Holdings (Details)	Dec. 31, 2025
Class A | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Class A | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class A | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class A | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class A | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class A | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
Class A | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	30.60%
Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class A | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	4.20%
Class C | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Class C | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class C | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class C | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class C | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class C | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
Class C | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	30.60%
Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class C | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	4.20%
Class I | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Class I | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class I | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class I | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class I | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class I | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
Class I | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	30.60%
Class I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class I | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	4.20%
Class NT | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Class NT | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Class NT | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class NT | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class NT | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class NT | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class NT | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class NT | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class NT | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class NT | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class NT | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class NT | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class NT | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class NT | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class NT | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class NT | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class NT | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class NT | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class NT | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
Class NT | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	30.60%
Class NT | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class NT | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.80%
Class NT | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	4.20%
Class P | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Class P | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Class P | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class P | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class P | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class P | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class P | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class P | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class P | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class P | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class P | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class P | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class P | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class P | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class P | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class P | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class P | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class P | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
Class P | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	30.60%
Class P | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class P | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.80%
Class P | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	4.20%
Class T | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Class T | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Class T | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class T | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class T | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class T | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class T | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class T | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class T | SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class T | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class T | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class T | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class T | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class T | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class T | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class T | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class T | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class T | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class T | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	54.40%
Class T | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	30.60%
Class T | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class T | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.80%
Class T | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	4.20%